INVESTMENTS (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of Investments [Line Items]
Financial assets at amortised cost		S/ 1,292,203	[1]	S/ 0
Shares At Amortised Cost		179,632		269,701
Financial assets at amortised cost before accrued interest		24,259,852		22,599,064
Gains on available-for-sale financial assets		499,150		1,143,962
Gains on shares		473,446		497,830
Gains on financial assets before adjusting interest		972,596		1,641,792
Losses on available-for-sale financial assets		(247,827)		(34,794)
Losses on shares		(3,608)		(1,937)
Losses on financial assets before adjusting interest		(251,435)		(36,731)
Financial assets available-for-sale		0		24,423,891	[1]
Shares at estimated fair value		649,470		765,594
Financial assets at estimated fair value before accrued interest		24,981,013		24,204,125
Interest income on financial assets		214,822		219,766
Financial assets at fair value through other comprehensive income		25,195,835	[1]	0
Alicorp S.A.A [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		12,198
Gains on shares		218,994
Losses on shares		0
Shares at estimated fair value		231,192
Inversiones Centenario S.A.A [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		112,647
Gains on shares		236,063
Losses on shares		0
Shares at estimated fair value		348,710
Bolsa de Valores de Lima [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		19,698
Gains on shares		9,363
Losses on shares		0
Shares at estimated fair value		29,061
Bolsa de Comercio de Santiago [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		8,808
Gains on shares		5,360
Losses on shares		0
Shares at estimated fair value		14,168
Compania Universal Textil S.A. [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		9,597
Gains on shares		248
Losses on shares		(3,397)
Shares at estimated fair value		6,448
Bolsa de Valores de Colombiaa [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		4,585
Gains on shares		0
Losses on shares		(211)
Shares at estimated fair value		4,374
Other [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost		12,099
Gains on shares		3,418
Losses on shares		0
Shares at estimated fair value		15,517
Investment funds [member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost				34,703
Gains on available-for-sale financial assets				25,013
Losses on available-for-sale financial assets				(95)
Financial assets available-for-sale				59,621
Shares listed [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost	[2]			254,931
Gains on shares	[2]			496,737
Losses on shares	[2]			(1,937)
Shares at estimated fair value	[2]			749,731
Shares non listed [Member]
Disclosure of Investments [Line Items]
Shares At Amortised Cost				14,770
Gains on shares				1,093
Losses on shares				0
Shares at estimated fair value				15,863
Corporate, leasing and subordinated bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		8,478,834	[3]	7,919,202	[4]
Gains on available-for-sale financial assets		212,549	[3]	460,826	[4]
Losses on available-for-sale financial assets		(185,603)	[3]	(22,838)	[4]
Financial assets available-for-sale		8,505,780	[3]	8,357,190	[4]
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		9,833,776	[5]	7,906,747	[6]
Gains on available-for-sale financial assets		189	[5]	16,960	[6]
Losses on available-for-sale financial assets		(4,381)	[5]	0	[6]
Financial assets available-for-sale		9,829,584	[5]	7,923,707	[6]
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		4,977,422	[7]	4,308,507	[8]
Gains on available-for-sale financial assets		260,939	[7]	336,561	[8]
Losses on available-for-sale financial assets		(47,613)	[7]	(4,520)	[8]
Financial assets available-for-sale		5,190,748	[7]	4,640,548	[8]
Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[9]			527,405
Gains on available-for-sale financial assets	[9]			0
Losses on available-for-sale financial assets	[9]			0
Financial assets available-for-sale	[9]			527,405
Securitization instruments [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		505,976	[10]	478,921	[11]
Gains on available-for-sale financial assets		22,492	[10]	35,747	[11]
Losses on available-for-sale financial assets		(9,980)	[10]	(6,565)	[11]
Financial assets available-for-sale		518,488	[10]	508,103	[11]
Restricted mutual funds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[12]			186,407
Gains on available-for-sale financial assets	[12]			230,289
Losses on available-for-sale financial assets	[12]			0
Financial assets available-for-sale	[12]			416,696
Participation in mutual funds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost				398,308
Gains on available-for-sale financial assets				11,458
Losses on available-for-sale financial assets				(200)
Financial assets available-for-sale				409,566
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost				165,830
Gains on available-for-sale financial assets				13,897
Losses on available-for-sale financial assets				(224)
Financial assets available-for-sale				179,503
Certificates of Banco Central de Bolivia [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost	[13]			94,692
Gains on available-for-sale financial assets	[13]			33
Losses on available-for-sale financial assets	[13]			0
Financial assets available-for-sale	[13]			94,725
Commercial paper [ Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost				5,185
Gains on available-for-sale financial assets				0
Losses on available-for-sale financial assets				0
Financial assets available-for-sale				5,185
U.S. Federal agency bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost				799
Gains on available-for-sale financial assets				80
Losses on available-for-sale financial assets				0
Financial assets available-for-sale				879
Hedge funds [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost				48
Gains on available-for-sale financial assets				1,014
Losses on available-for-sale financial assets				0
Financial assets available-for-sale				1,062
Negotiable certificates of deposit [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		280,828		285,493
Gains on available-for-sale financial assets		2,981		5,036
Losses on available-for-sale financial assets		(250)		(346)
Financial assets available-for-sale		283,559		290,183
Collateralized mortgage obligation
Disclosure of Investments [Line Items]
Financial assets at amortised cost				17,116
Gains on available-for-sale financial assets				7,048
Losses on available-for-sale financial assets				(6)
Financial assets available-for-sale				S/ 24,158
Others [Member]
Disclosure of Investments [Line Items]
Financial assets at amortised cost		3,384
Gains on available-for-sale financial assets		0
Losses on available-for-sale financial assets		0
Financial assets available-for-sale		S/ 3,384

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).
[2]	Between the years 2016 and 2017, the Group sold through Credicorp Capital Corredores de Bolsa, 100.0 percent of the shares that it held of Banco de Crédito e Inversiones de Chile (hereinafter “BCI Chile”) and 100.0 percent of the shares that it held of Enel Distribución Perú S.A.A. (formerly Edelnor S.A.A.) We present below the sales made:
[3]	At December 31, 2018 the most significant individual unrealized loss amounted to approximately S/8.2 million.Likewise, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for a nominal amount of S/136.1million, see Note 12(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.In December 2018, according to the foreign exchange exposure strategy, the Group discontinued the cash flow hedge of a certain corporate bond through the liquidation of the CCS whose notional amount at that date amounted to US$13.0 million, equivalent to S/43.8 million.
[4]	At December 31, 2017 the most significant individual unrealized loss amounted to approximately S/2.2 million.Likewise, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for a nominal amount of S/228.8 million, see Note 12(b); by means of said CCS, the bonds were economically converted to soles at a fixed rate.
[5]	The Group maintains 99,587 BCRP certificates of deposit of the Central Reserve Bank of Peru, which are instruments issued at a discount through public auction, traded on the Peruvian secondary market and payable in soles.
[6]	The Group maintains 79,901 certificates of deposits of the Central Reserve Bank of Peru, which are instruments issued at a discount through public auction, traded on the Peruvian secondary market and payable in soles.
[7]	At December 31, 2018, the balance includes the following Government Treasury Bonds:
[8]	At December 31, 2017, the balance includes the following Government Treasury Bonds:
[9]	Comprise the investments made by the Group in the Central Bank of Bolivia as collateral for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.
[10]	At December 31, 2018, the balance of securitization instruments includes the following:
[11]	At December 31, 2017, the balance of securitization instruments includes the following:
[12]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by the Group, and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.
[13]	At December 31, 2017, certificates of deposit issued by the Central Bank of Bolivia are mainly denominated in Bolivianos.